------------------------------------------------
LIBERTY SMALL-CAP VALUE FUND   SEMIANNUAL REPORT
------------------------------------------------
DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

I am pleased to present to you this semi-annual report for the Liberty Small-Cap Value Fund for the six-month period that ended December 31, 2000.

In the first part of the year, investors' primary concerns were rising interest rates and the perception of an overheating domestic economy. By the middle of the year, the perception was that interest rates were flattening and the economy was weakening. Although the prospect of a decline in interest rates loomed on the horizon in 2000, the Federal Reserve did not cut its short-term interest rates until the beginning of 2001 in an effort to avert a stalling of the domestic economy.

In 2000, investors once again embraced value stocks. In 1999, when growth funds were the favored performers, it was one of the worst years for value managers. It was a time we noticed that a number of our competitors were trying to adapt to the changing climate by adding more growth-like stocks to value funds. Then, in 2000, the situation reversed and value funds became the favored. Liberty's portfolio managers stuck to value during a difficult period, and when this type of investment style returned to favor, it was the shareholders who benefited.

One last note about the Fund-at the special meeting held on January 25, 2001, shareholders did not approve the merger of this Fund into Liberty Select Value Fund. Therefore, we will keep Liberty Small-Cap Value Fund active within our family of funds and not pursue its reorganization. Effective February 5, 2001, we have resumed the sale of shares of the Fund to new and existing shareholders.

In the following pages portfolio managers Daniel Cantor and Jeffrey Kinzel discuss their strategy for the Fund and the economic and market factors that affected its performance. Thank you for choosing to invest in the Liberty Small-Cap Value Fund and for giving us the opportunity to serve your investment needs.

     Sincerely,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     February 12, 2001


Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

------------------------------
NOT FDIC    MAY LOSE VALUE
            -----------------
INSURED     NO BANK GUARANTEE
------------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o   VALUE STOCKS RETURN TO FAVOR
    Looking back, 2000 was the year that investors returned to the basics. A company might have had a great product or idea, but investors were once again focusing hard on a company's valuation. In 2000, although value stocks performed better than the broad market, overall market performance was still being affected by the decline of technology stocks.

o   SMALL- AND MID-CAP STOCKS TOOK THE LEAD
    After several years of underperformance, small- and mid-cap stocks outperformed large-cap stocks.

    PERFORMANCE OF THE FUND VERSUS S&P SMALLCAP 600 INDEX 7/01/00 - 12/31/00

    Liberty Small-Cap Value Fund                S&P SmallCap
Class A Shares, without sales charge             600 Index
------------------------------------           ------------
             14.14%                                 4.61%

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

The S&P SmallCap 600 Index tracks the performance of 600 small-capitalization stocks. Unlike mutual funds, indexes do not incur fees or expenses. It is not possible to invest in an index.

SIX-MONTH TOTAL RETURNS FOR THE
PERIOD ENDED 12/31/00

               Without         With
                Sales          Sales
               Charge         Charge
Class A        14.14%          7.58%
------------------------------------
Class B        13.75%          8.75%
------------------------------------
Class C        13.72%         12.72%
------------------------------------
Class Z        14.28%           N/A
------------------------------------

The "with sales charge" returns include the maximum sales charge of 5.75% for Class A shares and the maximum applicable contingent deferred sales charge for six months of 5% for Class B shares and 1% for Class C shares.

NET ASSET VALUE PER SHARE AS
OF 12/31/00

Class A                       $35.70
------------------------------------
Class B                       $33.39
------------------------------------
Class C                       $34.36
------------------------------------
Class Z                       $36.26
------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWN AS OF 12/31/00

Financials                              24%
-------------------------------------------
Consumer-Cyclical                       11%
-------------------------------------------
Capital Goods                           11%
-------------------------------------------
Health Care                             10%
-------------------------------------------
Consumer Staples                        10%
-------------------------------------------
Utilities                                9%
-------------------------------------------
Technology                               9%
-------------------------------------------
Energy                                   7%
-------------------------------------------
Basic Materials                          6%
-------------------------------------------
Transportation                           2%
-------------------------------------------
Communication Services                   1%
-------------------------------------------

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


TOP 10 HOLDINGS AS OF 12/31/00
(AS A PERCENTAGE OF NET ASSETS)

Rehab Group Inc.                      1.69%
-------------------------------------------
Radian Group Inc.                     1.59%
-------------------------------------------
Quest Diagnostics                     1.44%
-------------------------------------------
Bank United Corp.                     1.29%
-------------------------------------------
Pride Petroleum Int'l                 1.27%
-------------------------------------------
Patterson Energy Inc.                 1.23%
-------------------------------------------
Cytec Industries                      1.21%
-------------------------------------------
CEC Entertainment                     1.21%
-------------------------------------------
Downey Financial                      1.18%
-------------------------------------------
Fidelity National Financial           1.18%
-------------------------------------------

Holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

FUND OUTPERFORMS BENCHMARK AND PEERS
The Fund's Class A shares posted a total return of 14.14%, without sales charge, for the six-month period that ended December 31, 2000. The Fund performed better than its benchmark index, the S&P Small Cap 600 Index, which posted a return of 4.61% for the same period. Compared to its peer group, the Fund also outperformed the Morningstar(R) Small Value Category(1) which returned 11.08%.

VALUE STOCKS ONCE AGAIN IN FAVOR
We saw a return to reasonably valued and undervalued securities. Technology stocks, once the drivers of overall market gains, were having the opposite effect on market performance in 2000. In the first part of the year, rising interest rates and the perception of an overheating domestic economy adversely affected the financial sector. By the middle of the year, investors were anticipating a decline in interest rates and the economy was weakening. This perception significantly benefited financial stocks. The health care sector, which is considered a less economically sensitive and more recession-resistant group, performed well particularly in the latter part of the year as concerns over the economy intensified. Utility stocks also benefited from a market emphasis on value stocks and a declining interest rate environment.

A MORE FOCUSED PORTFOLIO
After assuming management responsibility for the Fund in August 2000, we reduced the number of holdings. We believe that holding fewer names allows us to focus on each holding's operations, management, and financial position as well as on the other factors that can influence the value of a particular holding. We employ a more traditional value approach that includes a bottom-up research-driven process to identify good companies trading at compelling prices. We look for companies with excellent management, relatively stable businesses and sustainable competitive advantages. We also look for companies that generate strong cash flow and appear attractively valued. A security is attractively valued if it trades below its intrinsic value, as determined by such measures as price/earnings ratios and private market valuation.

OPPORTUNITY IN VOLATILITY
As bottom-up fundamental stock pickers, we choose not to make market forecasts. Rather, we prefer to focus on individual companies, judging each stock on its own inherent strengths. That's where volatility, while unsettling, can provide opportunities. In an environment where stocks of good companies are oversold, we have the opportunity to build new positions or add to existing ones at more compelling valuations. If investors begin flocking to a particular sector in which we are overweighted, that gives us the opportunity to pare back.

/s/ Daniel K. Cantor         /s/ Jeffrey C. Kinzel

DANIEL K. CANTOR and JEFFREY C. KINZEL, senior vice presidents of Colonial Management Associates, Inc., the Advisor, have co-managed the Fund since August 2000. Mr. Cantor joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Kinzel joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to meeting his portfolio management responsibilities.

Investing in smaller company stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.


(1) (C)2001, Morningstar, Inc.; all rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. and may not be copied or distributed for any purpose, and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not been granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

BOUGHT
GENTEX CORPORATION (0.18% of net assets) specializes in the manufacture of rearview mirrors that reduce night glare. The company's Night Vision Safety automatic-dimming car mirrors account for 92% of company sales and have a worldwide market share of 90%. Gentex is also expanding into the manufacture of light-emitting diodes (LEDs), which are used as backlights in cell phones and personal electronic organizers such as Palm Pilots.

BOUGHT
AVIS GROUP HOLDINGS, INC. (0.40% of net assets) is a well-managed rental car company with a solid brand name. It maintains a fleet of over 220,000 vehicles at more than 720 locations, mainly in North America. We think the rental car business will remain a solid business over the long term. We were also fortunate that Cendant Corporation, which already owned 18% of the company, is purchasing the rest of it at a significant premium.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

Share Class            A                     B                     C                 Z
Inception          7/25/86(1)             11/9/92                1/15/96          7/28/95
-----------------------------------------------------------------------------------------
                Without     With      Without     With      Without     With      Without
                Sales      Sales      Sales      Sales      Sales      Sales      Sales
                Charge     Charge     Charge     Charge     Charge     Charge     Charge
-----------------------------------------------------------------------------------------
 1 year         18.96%     12.12%     18.11%     13.11%     18.07%     17.07%     19.27%
-----------------------------------------------------------------------------------------
 5 years        11.25       9.94      10.43      10.16      10.46      10.46      11.55
-----------------------------------------------------------------------------------------
 10 years       15.57      14.89      14.88      14.88      15.16      15.16      15.73
-----------------------------------------------------------------------------------------


(1) Investment policies changed November 2, 1992

    Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

    Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception date of the newer Class shares. These returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of Class B and Class C shares would have been lower, and Class Z share returns would have been higher.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)
(In thousands)

COMMON STOCKS - 97.2%                                    SHARES       VALUE
---------------------------------------------------------------------------
FINANCIALS - 23.4%
BANKS - 14.2%
BancWest Corp.                                              101  $    2,626
Bank United Corp., Class A                                   81       5,503
Banknorth Group, Inc.                                        97       1,943
Capitol Federal Financial                                   177       2,965
Commerce Bancorp, Inc.                                       52       3,568
Community Bank System, Inc.                                  75       1,844
Cullen/Frost Bankers, Inc.                                   61       2,538
Downey Financial Corp.                                       91       5,027
First Federal Capital Corp.                                 155       2,249
FirstFed Financial Corp.                                    144       4,666
Greater Bay Bancorp                                          92       3,772
Hudson United Bancorp                                        97       2,023
Independence Community Bank Corp.                           153       2,445
MAF Bancorp, Inc.                                           110       3,114
North Fork Bancorporation, Inc.                              95       2,338
Provident Bankshares Corp.                                  128       2,665
Staten Island Bancorp, Inc.                                  68       1,454
Susquehanna Bancshares, Inc.                                100       1,650
UMB Financial Corp.                                          63       2,336
Webster Financial Corp.                                     104       2,953
Whitney Holding Corp.                                        72       2,596
                                                                 ----------
                                                                     60,275
                                                                 ----------

---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.9%
CONSUMER FINANCE - 0.7%
AmeriCredit Corp.                                           106       2,878
                                                                 ----------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Affiliated Managers Group, Inc.                              44       2,415
Raymond James Financial, Inc.                                52       1,824
                                                                 ----------
                                                                      4,239
                                                                 ----------
MULTI-SECTOR HOLDINGS - 0.2%
Walter Industries, Inc.                                     114         837
                                                                 ----------

---------------------------------------------------------------------------
INSURANCE - 7.3%
INSURANCE BROKERS - 0.8%
Arthur J. Gallagher & Co.,                                   55       3,504
                                                                 ----------
LIFE & HEALTH INSURANCE - 1.2%
AmerUs Group Co.                                             83       2,671
Delphi Financial Group, Inc. Class A                         68       2,605
                                                                 ----------
                                                                      5,276
                                                                 ----------
PROPERTY & CASUALTY INSURANCE - 4.1%
Fidelity National Financial, Inc.                           136       5,007
Premark International Incorporated                           43       2,917
Radian Group, Inc.                                           90       6,778
State Auto Financial Corp.                                   86       1,537
The Midland Co.                                              45       1,260
                                                                 ----------
                                                                     17,499
                                                                 ----------
REINSURANCE - 1.2%
Enhance Financial Services Group, Inc.                      104       1,599
RenaissanceRe Holdings Ltd.                                  42       3,305
                                                                 ----------
                                                                      4,904
                                                                 ----------
TOTAL FINANCIALS                                                     99,412
                                                                 ----------

---------------------------------------------------------------------------
INDUSTRIALS - 13.0%
CAPITAL GOODS - 8.0%
AEROSPACE & DEFENSE - 0.9%
Alliant Techsystems Inc.                                     31       2,043
Precision Castparts Corp.                                    45       1,893
                                                                 ----------
                                                                      3,936
                                                                 ----------
BUILDING PRODUCTS - 0.4%
Nortek, Inc.                                                 64       1,511
                                                                 ----------
CONSTRUCTION & ENGINEERING - 0.3%
Granite Construction, Inc.                                   47       1,357
                                                                 ----------
CONSTRUCTION & FARM MACHINERY - 1.3%
Gehl Co.                                                     91       1,246
NACCO Industries, Inc.                                       31       1,363
Oshkosh Truck Corp.                                          33       1,445
Terex Corp.                                                  85       1,374
                                                                 ----------
                                                                      5,428
                                                                 ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Baldor Electric Co.                                          43         915
Electro Scientific Industries, Inc.                          38       1,064
Littlefuse, Inc.                                             64       1,823
Plexus Corp.                                                 21         644
Sensormatic Electronics Corp.                                36         728
                                                                 ----------
                                                                      5,174
                                                                 ----------
INDUSTRIAL CONGLOMERATES - 0.4%
Carlisle Cos., Inc.                                          41       1,773
                                                                 ----------
INDUSTRIAL MACHINERY - 3.5%
Barnes Group, Inc.                                          100       1,988
Esterline Technologies Corp.                                 88       2,302
Harsco Corp.                                                 42       1,029
Kennametal, Inc.                                             44       1,276
Manitowoc, Inc.                                              66       1,917
Milacron, Inc.                                               86       1,388
Mueller Industries, Inc.                                     85       2,282
SPS Technologies, Inc.                                       26       1,442
Timken Co.                                                   97       1,469
                                                                 ----------
                                                                     15,093
                                                                 ----------

---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
COMMERCIAL PRINTING - 0.8%
Valassis Communications, Inc.                               105       3,322
                                                                 ----------
EMPLOYMENT SERVICES - 0.6%
Hall, Kinion & Associates, Inc.                              60       1,199
Spherion Corp.                                              103       1,168
                                                                 ----------
                                                                      2,367
                                                                 ----------

COMMON STOCKS - (CONTINUED)

COMMERCIAL SERVICES & SUPPLIES - (CONTINUED)
OFFICE SERVICES & SUPPLIES - 0.5%
United Stationers, Inc.                                      92       2,206
                                                                 ----------

---------------------------------------------------------------------------
TRANSPORTATION - 3.1%
AIR FREIGHT & COURIERS - 0.4%
CNF Transportation, Inc.                                     24         812
EGL, Inc.                                                    33         783
                                                                 ----------
                                                                      1,595
                                                                 ----------
AIRLINES - 0.6%
SkyWest, Inc.                                                96       2,749
                                                                 ----------
TRUCKING - 2.1%
Arkansas Best Corp.                                         136       2,489
Avis Rent A Car, Inc.                                        53       1,723
Dollar Thrifty Automotive Group, Inc.                        41         771
USFreightways Corp.                                          69       2,060
XTRA Corp.                                                   40       1,920
                                                                 ----------
                                                                      8,963
                                                                 ----------
TOTAL INDUSTRIALS                                                    55,474
                                                                 ----------

---------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.9%
AUTOMOBILES & COMPONENTS - 1.0%
AUTO PARTS & EQUIPMENT - 1.0%
ArvinMeritor, Inc.                                           48         551
Gentex Corp.                                                 40         745
Superior Industries International, Inc.                      72       2,276
Tower Automotive, Inc.                                       76         685
                                                                 ----------
                                                                      4,257
                                                                 ----------

---------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL - 5.1%
APPAREL & ACCESSORIES - 0.4%
Fossil, Inc.                                                 70       1,013
Kellwood Co.                                                 38         796
                                                                 ----------
                                                                      1,809
                                                                 ----------
FOOTWEAR - 0.4%
The Timberland Co. Class A                                   24       1,605
                                                                 ----------
HOME FURNISHINGS - 1.1%
Ethan Allen Interiors, Inc.                                  56       1,889
Furniture Brands International, Inc.                         92       1,929
Springs Industries, Inc.                                     22         717
                                                                 ----------
                                                                      4,535
                                                                 ----------
HOMEBUILDING - 1.5%
NVR, Inc.                                                    38       4,635
Toll Brothers, Inc.                                          39       1,602
                                                                 ----------
                                                                      6,237
                                                                 ----------
HOUSEHOLD APPLIANCES - 0.4%
Toro Co.                                                     45       1,640
                                                                 ----------
HOUSEWARES & SPECIALTIES - 0.9%
Russ Berrie & Co., Inc.                                      41         864
The Topps Co., Inc.                                         133       1,223
Tupperware Corp.                                             87       1,774
                                                                 ----------
                                                                      3,861
                                                                 ----------
LEISURE PRODUCTS - 0.4%
Sturm, Ruger & Company, Inc.                                181       1,711
                                                                 ----------

---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
CASINOS & GAMING - 1.4%
Anchor Gaming                                                78       3,026
Argosy Gaming Co.                                            98       1,877
Isle of Capri Casinos, Inc.                                 118       1,256
                                                                 ----------
                                                                      6,159
                                                                 ----------
RESTAURANTS - 2.0%
CEC Entertainment Inc.                                      151       5,148
Jack in the Box, Inc.                                        65       1,908
Sonic Corp.                                                  63       1,469
                                                                 ----------
                                                                      8,525
                                                                 ----------

---------------------------------------------------------------------------
MEDIA - 1.9%
ADVERTISING - 1.0%
Advo, Inc.                                                   59       2,623
True North Communications, Inc.                              38       1,611
                                                                 ----------
                                                                      4,234
                                                                 ----------
BROADCASTING & CABLE - 0.3%
USA Networks, Inc.                                           57       1,113
                                                                 ----------
PUBLISHING & PRINTING - 0.6%
Knight-Ridder, Inc.                                          30       1,723
Penton Media, Inc.                                           37         989
                                                                 ----------
                                                                      2,712
                                                                 ----------

---------------------------------------------------------------------------
RETAILING - 1.5%
COMPUTER & ELECTRONICS RETAIL - 0.4%
Handleman Co.                                                72         540
Musicland Stores Corp.                                       92       1,142
                                                                 ----------
                                                                      1,682
                                                                 ----------
GENERAL MERCHANDISE  STORES - 0.3%
Ross Stores, Inc.                                            75       1,272
                                                                 ----------
SPECIALTY STORES - 0.8%
Rent-A-Center, Inc.                                          73       2,529
Zale Corp.                                                   36       1,049
                                                                 ----------
                                                                      3,578
                                                                 ----------
TOTAL CONSUMER DISCRETIONARY                                         54,930
                                                                 ----------

---------------------------------------------------------------------------
HEALTH CARE - 11.3%
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
HEALTH CARE DISTRIBUTORS & SERVICES - 3.5%
Bindley Western Industries, Inc.                             75       3,109
Hooper Holmes, Inc.                                          98       1,086
Owens & Minor, Inc. Holding Co.                             130       2,309
Patterson Dental Co.                                         60       2,047
Quest Diagnostic, Inc.                                       43       6,149
                                                                 ----------
                                                                     14,700
                                                                 ----------
HEALTH CARE FACILITIES - 2.4%
RehabCare Group, Inc.                                       140       7,172
Universal Health Services, Inc., Class B                     29       3,196
                                                                 ----------
                                                                     10,368
                                                                 ----------
MANAGED HEALTH CARE - 1.1%
Coventry Health Care Inc.                                   108       2,877
First Health Group Corp.                                     36       1,662
                                                                 ----------
                                                                      4,539
                                                                 ----------

---------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.3%
BIOTECHNOLOGY - 2.4%
Aurora Biosciences Corp.                                     13         415
Cell Genesys, Inc.                                           39         878
IDEC Parmaceuticals Corp.                                    17       3,223
IDEXX Laboratories, Inc.                                     54       1,188
Protein Design Labs, Inc.                                    21       1,824
Vertex Pharmaceuticals, Inc.                                 25       1,788
Vical, Inc.                                                  44         810
                                                                 ----------
                                                                     10,126
                                                                 ----------
PHARMACEUTICALS - 1.9%
Alpharma, Inc., Class A                                      44       1,931
Barr Laboratories, Inc.                                      24       1,751
King Pharmaceuticals, Inc.                                   58       2,974
Shire Pharmaceuticals Group plc ADR                          32       1,482
                                                                 ----------
                                                                      8,138
                                                                 ----------
TOTAL HEALTH CARE                                                    47,871
                                                                 ----------

---------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.8%
SOFTWARE & SERVICES - 2.9%
APPLICATIONS SOFTWARE - 1.8%
Barra, Inc.                                                  39       1,831
Dendrite International, Inc.                                 67       1,489
Lightbridge, Inc.                                            52         676
Mercury Interactive Corp.                                    12       1,047
Progress Software Corp.                                      72       1,037
RSA Security, Inc.                                           13         666
SERENA Software, Inc.                                        30       1,017
                                                                 ----------
                                                                      7,763
                                                                 ----------
IT CONSULTING & SERVICES - 0.5%
Bell & Howell Co.                                            39         635
CACI International, Inc. Class A                             64       1,473
                                                                 ----------
                                                                      2,108
                                                                 ----------
SYSTEMS SOFTWARD - 0.6%
Health Management Systems, Inc.                             175         263
Sybase, Inc.                                                108       2,130
                                                                 ----------
                                                                      2,393
                                                                 ----------

---------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
COMPUTER STORAGE & PERIPHERALS - 1.0%
Advanced Digital Information Corp.                           22         497
In Focus Systems, Inc.                                       70       1,035
Iomega Corp.                                                422       1,423
Odetics, Inc.                                                54         456
Quatum Corp.-Hard Disk Drive                                118         946
                                                                 ----------
                                                                      4,357
                                                                 ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
Harman International Industries, Inc.                        86       3,139
KEMET Corp.                                                  20         309
Park Electrochemical Corp.                                  117       3,586
Richardson Electronics Ltd.                                  83       1,145
Tektronix, Inc.                                              39       1,327
Varian, Inc.                                                 17         566
                                                                 ----------
                                                                     10,072
                                                                 ----------
NETWORKING EQUIPMENT - 0.7%
Anixter International, Inc.                                  81       1,745
Emulex Corp.                                                 13       1,023
MRV Communications, Inc.                                     21         276
                                                                 ----------
                                                                      3,044
                                                                 ----------
OFFICE ELECTRONICS - 0.2%
Zebra Technologies Corp., Class A                            24         983
                                                                 ----------
SEMICONDUCTOR EQUIPMENT - 1.1%
Cymer, Inc.                                                  34         883
Lam Research Corp.                                           35         513
MKS Instruments, Inc.                                        34         527
Silicon Valley Group, Inc.                                   95       2,734
                                                                 ----------
                                                                      4,657
                                                                 ----------
SEMICONDUCTORS - 1.8%
Actel Corp.                                                  51       1,221
Alpha Industries, Inc.                                       26         977
Cypress Semiconductor Corp.                                  30         599
ESS Technology, Inc.                                         36         183
Elantec Semiconductor, Inc.                                  14         394
General Semiconductor, Inc.                                  90         560
Integrated Device Technology, Inc.                           22         722
International Rectifier Corp.                                45       1,350
SemTech Corp.                                                28         609
TelCom Semiconductor, Inc.                                   19         220
Texas Instruments, Inc.                                      16         776
                                                                 ----------
                                                                      7,611
                                                                 ----------
TELECOMMUNICATIONS EQUIPMENT - 0.7%
Advanced Fibre Communications, Inc.                          35         623
Audiovox Corp. Class A                                       32         288
Brightpoint, Inc.                                           143         500
CommScope, Inc.                                              47         773
Glenayre Technologies, Inc.                                 127         448
Tollgrade Communications, Inc.                                8         307
                                                                 ----------
                                                                      2,939
                                                                 ----------
TOTAL INFORMATION TECHNOLOGY                                         45,927
                                                                 ----------

---------------------------------------------------------------------------
UTILITIES - 8.9%
ELECTRIC UTILITIES - 4.0%
ALLETE                                                       86       2,122
Cleco Corp.                                                  30       1,643
IDACORP, Inc.                                                77       3,783
Public Service Co. of New Mexico                            126       3,373
Rochester Gas & Electric Corp.                              103       3,341
UIL Holdings Corp.                                           33       1,632
WPS Resources Corp.                                          34       1,255
                                                                 ----------
                                                                     17,149
                                                                 ----------
GAS UTILITIES - 4.4%
Energen Corp.                                               118       3,795
NUI Corp.                                                    48       1,551
Northwest Natural Gas Co.,                                  112       2,968
ONEOK, Inc.                                                  89       4,303
Southwestern Energy Co.                                     140       1,453
UGI Corp.                                                   128       3,230
Vectren Corp.                                                54       1,384
                                                                 ----------
                                                                     18,684
                                                                 ----------
MULTI-UTILITIES - 0.5%
Sierra Pacific Resources                                    138       2,213
                                                                 ----------
TOTAL UTILITIES                                                      38,046
                                                                 ----------

---------------------------------------------------------------------------
ENERGY - 6.4%
INTEGRATED OIL & GAS - 0.3%
Tesoro Petroleum Corp.                                      102       1,180
                                                                 ----------
OIL & GAS DRILLING - 3.1%
Falcon Drilling Co., Inc.                                    44       1,002
Parker Drilling Co.                                         356       1,803
Patterson Energy, Inc.                                      140       5,215
Pride International, Inc.                                   219       5,398
                                                                 ----------
                                                                     13,418
                                                                 ----------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Core Laboratories N.V                                        47       1,284
Veritas DGC, Inc.                                           112       3,614
                                                                 ----------
                                                                      4,898
                                                                 ----------
OIL & GAS EXPLORATION & PRODUCTION- 1.5%
HS Resources, Inc.                                           60       2,547
Vintage Petroleum, Inc.                                     177       3,801
                                                                 ----------
                                                                      6,348
                                                                 ----------
OIL & GAS REFINING & MARKETING - 0.3%
Pennzoil Co.                                                 92       1,182
                                                                 ----------
TOTAL ENERGY                                                         27,026
                                                                 ----------

---------------------------------------------------------------------------
MATERIALS - 5.5%
CHEMICALS - 2.3%
COMMODITY CHEMICALS - 0.2%
PolyOne Corp.                                               170         998
                                                                 ----------
SPECIALTY CHEMICALS - 2.1%
Albemarle Corp.                                              55       1,356
Cytec Industries, Inc.                                      129       5,164
Lubrizol Corp.                                               70       1,797
W.R. Grace & Co.                                            133         424
                                                                 ----------
                                                                      8,741
                                                                 ----------
CONSTRUCTION MATERIALS - 0.7%
Centex Construction Products, Inc.                           42       1,144
Texas Industries, Inc.                                       61       1,815
                                                                 ----------
                                                                      2,959
                                                                 ----------

---------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.5%
PAPER & PLASTIC PACKAGING - 0.5%
Longview Fibre Co.                                          153       2,059
                                                                 ----------

---------------------------------------------------------------------------
METALS & MINING - 0.8%
STEEL - 0.8%
Bethlehem Steel Corp.                                       174         304
Quanex Corp.                                                 73       1,463
Worthington Industries, Inc.                                205       1,654
                                                                 ----------
                                                                      3,421
                                                                 ----------

---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.2%
FOREST PRODUCTS - 0.5%
Rayionier, Inc.                                              53       2,122
                                                                 ----------
PAPER PRODUCTS - 0.7%
Boise Cascade Corp.                                          48       1,614
Glatfelter (P.H.) Co.                                       111       1,377
                                                                 ----------
                                                                      2,991
                                                                 ----------
TOTAL MATERIALS                                                      23,291
                                                                 ----------

---------------------------------------------------------------------------
CONSUMER STAPLES - 3.9%
FOOD BEVERAGES  & TOBACCO - 3.5%
AGRICULTURAL PRODUCTS - 0.3%
Delta & Pine Land Co.                                        62       1,302
                                                                 ----------
DISTILLERS & VINTNERS - 1.1%
Constellation Brands, Inc. Class A                           83       4,882
                                                                 ----------
PACKAGED FOODS - 2.1%
Agribrands International, Inc.                               31       1,642
Conagra, Inc.                                                63       1,637
Michael Foods, Inc.                                          60       1,798
Suiza Foods Corp.                                            39       1,848
The Hain Food Group, Inc.                                    59       1,918
                                                                 ----------
                                                                      8,843
                                                                 ----------

---------------------------------------------------------------------------
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
HOUSEHOLD  PRODUCTS - 0.4%
Church & Dwight Co., Inc.                                    74       1,647
                                                                 ----------
TOTAL CONSUMER STAPLES                                               16,674
                                                                 ----------

---------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 1.1%
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Arch Wireless, Inc.                                         120          74
Boston Communications Group, Inc.                            84       2,346
Powerwave Technologies, Inc.                                 29       1,720
Price Communications Corp.                                   57         950
                                                                 ----------
TOTAL TELECOMMUNICATION SERVICES                                      5,090
                                                                 ----------
TOTAL COMMON STOCKS (cost $328,366)                                 413,741
                                                                 ----------

                                                           PAR
---------------------------------------------------------------------------
CORPORATE BONDS - 0.4%
BANKING & FINANCIAL SERVICES - 0.4%
INVESTMENT COMPANIES - 0.4%
Impac Mortgage Holdings, Inc.,
  11.00%, 02/15/04 (cost $2,427)                          2,427       1,701
                                                                 ----------
TOTAL INVESTMENTS
  (cost $330,793)(b)                                                415,442

SHORT TERM OBLIGATIONS - 2.7%                              PAR
---------------------------------------------------------------------------
WARBURG REPURCHASE AGREEMENT
  6.00%, 01/02/01 (cost $11,434)
  (repurchase proceeds $11,442)                          11,434      11,434
                                                                 ----------

OTHER ASSETS & LIABILITIES, NET - (0.3%)                             (1,347)
---------------------------------------------------------------------------
Net Assets - 100.0%                                              $  425,529
                                                                 ==========

(a) Non-income producing.
(b) Cost for financial statement and federal income tax purposes is $342,227.

See notes to investment portfolio.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $330,793)                                $415,442
Short-term obligations                                                11,434
                                                                    --------
                                                                     426,876
Receivable for:
  Investments sold                                     $13,508
  Fund shares sold                                         113
  Dividends                                                426
  Interest                                                  42
Other                                                        5        14,094
                                                       -------      --------
  Total Assets                                                       440,970

LIABILITIES
Payable for:
  Fund shares repurchased                                  442
  Investments purchased                                 11,434
  Payable to Bank                                        1,908
  Distributions payable                                    135
Accrued:
  Management fees                                          252
  Transfer Agent fees                                      207
  Bookkeeping fees                                          12
  Deferred Trustees fee                                      1
Other                                                    1,050
                                                       -------
    Total Liabilities                                                 15,441
                                                                    --------
Net Assets                                                          $425,529
                                                                    --------
Net asset value & redemption price per share --
  Class A ($139,561/3,909)                                          $  35.70(a)
                                                                    --------
Maximum offering price per share -- Class A
   ($35.7/0.9425)                                                   $  37.88(b)
                                                                    --------
Net asset value & offering price per share --
   Class B ($250,017/7,489)                                         $  33.39(a)
                                                                    --------
Net asset value & offering price per share --
   Class C ($29,146/848)                                            $  34.36(a)
                                                                    --------
Net asset value, offering and redemption price
  per share -- Class Z ($6,805/188)                                 $  36.26
                                                                    --------
Composition of Net Assets
Capital paid in                                                     $344,968
Overdistributed net investment income                                 (1,412)
Accumulated net realized gain (loss)                                  (2,676)
Net unrealized appreciation                                           84,649
                                                                    --------
                                                                    $425,529
                                                                    --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 2000
(in thousands) (Unaudited)

INVESTMENT INCOME
Dividends                                                   $  2,524
Interest                                                         700
                                                            --------
                                                               3,224

EXPENSES
Management fee                                  $1,655
Service fee -- Class A                             168
Service fee -- Class B                             301
Service fee -- Class C                              34
Distribution fee -- Class B                        904
Distribution fee -- Class C                        102
Transfer agent fee                                 889
Bookkeeping fee                                     77
Trustees fee                                        12
Custodian fee                                        5
Audit fee                                            8
Legal fee                                            5
Registration fee                                    58
Reports to shareholders                              3
Other                                              389         4,610
                                                ------      --------
Net Investment Loss                                           (1,386)
                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  PORTFOLIO POSITIONS
Net realized loss                                             (1,394)
Net change in net unrealized appreciation/
  depreciation during the period                              56,992
                                                            --------
Net Gain                                                      55,598
                                                            --------
Increase in Net Assets from Operations                      $ 54,212
                                                            --------

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                                     UNAUDITED
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                    DECEMBER 31,                  JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                       2000                        2000
------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                  $  (1,386)              $  (3,819)
Net realized gain (loss)                                                (1,394)                 83,353
Net unrealized appreciation (depreciation)                              56,992                 (55,231)
                                                                     ---------               ---------
    Net Increase (Decrease) from Operations                             54,212                  24,303

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized capital gains
Class A                                                                 (5,132)                     --
Class B                                                                (10,058)                     --
Class C                                                                 (1,109)                     --
Class Z                                                                   (425)                     --
                                                                     ---------               ---------
                                                                       (16,724)                     --
                                                                     ---------               ---------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                    285,007                 537,839
Value of distributions reinvested -- Class A                             4,712                      --
Cost of shares repurchased -- Class A                                 (302,083)               (670,602)
                                                                     ---------               ---------
                                                                       (12,364)               (132,763)
                                                                     ---------               ---------
Receipts for shares sold -- Class B                                     11,501                  35,147
Value of distributions reinvested -- Class B                             9,310                      --
Cost of shares repurchased -- Class B                                  (30,554)               (117,449)
                                                                     ---------               ---------
                                                                        (9,743)                (82,302)
                                                                     ---------               ---------
Receipts for shares sold -- Class C                                      3,408                   4,910
Value of distributions reinvested -- Class C                             1,009                      --
Cost of shares repurchased -- Class C                                   (5,121)                (14,998)
                                                                     ---------               ---------
                                                                          (704)                (10,088)
                                                                     ---------               ---------
Receipts for shares sold -- Class Z                                        778                   4,497
Value of distributions reinvested -- Class Z                               425                      --
Cost of shares repurchased -- Class Z                                   (6,758)                 (5,569)
                                                                     ---------               ---------
                                                                        (5,555)                 (1,072)
                                                                     ---------               ---------
    Net Decrease from Fund Share Transactions                          (28,366)               (226,225)
                                                                     ---------               ---------
    Total Decrease                                                       9,122                (201,922)
                                                                     ---------               ---------

NET ASSETS
Beginning of period                                                    416,407                 618,329
                                                                     ---------               ---------
End of period (net of overdistributed net investment income of
  $1,412 and $26, respectively)                                      $ 425,529               $ 416,407
                                                                     ---------               ---------

NUMBER OF FUND SHARES:
Sold -- Class A                                                          8,268                  17,578
Issued for distributions reinvested -- Class A                             139                      --
Repurchased -- Class A                                                  (8,767)                (21,985)
                                                                     ---------               ---------
                                                                          (360)                 (4,407)
                                                                     ---------               ---------
Sold -- Class B                                                            356                   1,238
Issued for distributions reinvested -- Class B                             293                      --
Repurchased -- Class B                                                    (946)                 (4,127)
                                                                     ---------               ---------
                                                                          (297)                 (2,889)
                                                                     ---------               ---------
Sold -- Class C                                                            103                     168
Issued for distributions reinvested -- Class C                              30                      --
Repurchased -- Class C                                                    (155)                   (514)
                                                                     ---------               ---------
                                                                           (22)                   (346)
                                                                     ---------               ---------
Sold -- Class Z                                                             23                     148
Issued for distributions reinvested -- Class Z                              12                      --
Repurchased -- Class Z                                                    (193)                   (182)
                                                                     ---------               ---------
                                                                          (158)                    (34)
                                                                     ---------               ---------

See notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Liberty Small Cap Value Fund (formerly Colonial Small Cap Value Fund)(the
Fund), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000 Class B shares converted to Class A shares as follows:

       Original Purchase            Converts to Class A Shares
       -----------------            --------------------------
Less than $250,000                            8 years
$250,000 to less than $500,000                4 years
$500,000 to less than $1,000,000              3 years

Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units or similar securities. When management deems it appropriate, an over-the-counter exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C rations are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage annually of the Fund's average net assets over $50 million.

TRANSFER AGENT
Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for the Fund. As of January 1, 2000, the Transfer Agent receives a monthly fee equal to 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2000, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $470,597, $2,810 and $1,177 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $16,211,716 and $55,441,843, respectively.

Unrealized appreciation (depreciation) at December 31, 2000, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                              $126,323,155
  Gross unrealized depreciation                               (41,674,049)
                                                             ------------
    Net unrealized appreciation/
      depreciation                                           $ 84,649,106
                                                             ------------

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 3313% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 12 of 1%. There were no borrowings under the line of credit during the period ending December 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period are as follows:

                                                                                (UNAUDITED)
                                                                      SIX MONTHS ENDED DECEMBER 31, 2000
                                                  --------------------------------------------------------------------------
                                                    CLASS A               CLASS B               CLASS C            CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  32.560             $  30.640            $  31.500          $  33.010
                                                     ---------             ---------            ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                         (0.033)               (0.152)              (0.157)             0.010
Net realized and unrealized gain                         4.567                 4.296                4.411              4.634
                                                     ---------             ---------            ---------          ---------
    Total from Investment Operations                     4.534                 4.144                4.254              4.644
                                                     ---------             ---------            ---------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                 (1.394)               (1.394)              (1.394)            (1.394)
                                                     ---------             ---------            ---------          ---------
NET ASSET VALUE, END OF PERIOD                       $  35.700             $  33.390            $  34.360          $  36.260
Total return(b)                                          14.14%(c)             13.75%(c)            13.72%(c)          14.28%(c)
                                                     ---------             ---------            ---------          ---------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                               1.73%(e)              2.48%(e)             2.48%(e)           1.48%(e)
Net investment income (loss)(d)                          (0.19)%(e)            (0.94)%(e)           (0.94)%(e)          0.06%(e)
Portfolio turnover                                           4%                    4%                   4%                 4%
Net assets at end of period (000)                   $  139,561            $  250,017            $  29,146           $  6,805

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.

                                                          YEAR ENDED JUNE 30, 2000
                                        -------------------------------------------------------------
                                          CLASS A         CLASS B           CLASS C        CLASS Z
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     30.360     $     28.780     $     29.590    $     30.700
                                       ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                       (0.097)          (0.308)          (0.316)         (0.024)
Net realized and unrealized gain              2.297            2.168            2.226           2.334
                                       ------------     ------------     ------------    ------------
    Total from Investment Operations          2.200            1.860            1.910           2.310
                                       ------------     ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD         $     32.560     $     30.640     $     31.500    $     33.010
                                       ------------     ------------     ------------    ------------
Total return (b)                               7.25%            6.46%            6.45%           7.52%
                                       ------------     ------------     ------------    ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                   1.49%            2.24%            2.24%           1.24%
Net investment loss (c)                       (0.33)%          (1.08)%          (1.08)%         (0.08)%
Portfolio turnover                               77%              77%              77%             77%
Net assets at end of period (000)      $    138,969     $    238,607     $     27,400    $     11,431

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period are as follows:

                                                         YEAR ENDED JUNE 30, 1999
                                        -------------------------------------------------------------
                                          CLASS A         CLASS B           CLASS C        CLASS Z
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     34.210     $     32.670     $     33.590    $     34.490
                                       ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                      (0.161)          (0.359)          (0.367)         (0.090)
Net realized and unrealized loss             (3.689)          (3.531)          (3.633)         (3.700)
                                       ------------     ------------     ------------    ------------
    Total from Investment Operations         (3.850)          (3.890)          (4.000)         (3.790)
                                       ------------     ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD         $     30.360     $     28.780     $     29.590    $     30.700
                                       ------------     ------------     ------------    ------------
Total return (b)                             (11.25)%         (11.91)%         (11.91)%        (10.99)%
                                       ------------     ------------     ------------    ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                   1.49%            2.24%            2.24%           1.24%
Net investment loss (c)                       (0.57)%          (1.32)%          (1.32)%         (0.32)%
Portfolio turnover                               53%              53%              53%             53%
Net assets at end of period (000)      $    263,436     $    307,252     $     35,987    $     11,654

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)
The Fund designates $19,234,556 of long term capital gains earned during the fiscal year ended June 30, 2000.
--------------------------------------------------------------------------------

                                                                        YEAR ENDED JUNE 30, 1998
                                                   -------------------------------------------------------------
                                                      CLASS A         CLASS B           CLASS C        CLASS Z
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     30.570     $     29.490     $     30.240    $     30.740
                                                   ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                  (0.096)          (0.338)          (0.348)         (0.010)
Net realized and unrealized gain                          5.786            5.568            5.748           5.810
                                                   ------------     ------------     ------------    ------------
    Total from Investment Operations                      5.690            5.230            5.400           5.800
                                                   ------------     ------------     ------------    ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                  (2.025)          (2.025)          (2.025)         (2.023)
In excess of net realized gains                          (0.025)          (0.025)          (0.025)         (0.027)
                                                   ------------     ------------     ------------    ------------
    Total Distributions Declared to Shareholders         (2.050)          (2.050)          (2.050)         (2.050)
                                                   ------------     ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD                     $     34.210     $     32.670     $     33.590    $     34.490
                                                   ------------     ------------     ------------    ------------
Total return (b)                                          18.95%           18.05%           18.17%          19.21%
                                                   ------------     ------------     ------------    ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                               1.42%            2.17%            2.17%           1.17%
Net investment loss (c)                                   (0.28)%          (1.03)%          (1.03)%         (0.03)%
Portfolio turnover                                           35%              35%              35%             35%
Net assets at end of period (000)                  $    401,929     $    370,699     $     38,562    $      6,298

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period are as follows:

                                                                       YEAR ENDED JUNE 30, 1997
                                                   -------------------------------------------------------------
                                                      CLASS A         CLASS B           CLASS C        CLASS Z
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     26.480     $     25.770     $     26.400    $     26.550
                                                   ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                  (0.003)          (0.199)          (0.208)          0.065
Net realized and unrealized gain                          5.073            4.899            5.028           5.105
                                                   ------------     ------------     ------------    ------------
    Total from Investment Operations                      5.070            4.700            4.820           5.170
                                                   ------------     ------------     ------------    ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                  (0.980)          (0.980)          (0.980)         (0.980)
                                                   ------------     ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD                     $     30.570     $     29.490     $     30.240    $     30.740
                                                   ------------     ------------     ------------    ------------
Total return (c)                                          19.54%           18.63%           18.64%          19.87%
                                                   ------------     ------------     ------------    ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                               1.32%            2.07%            2.07%           1.07%
Net investment loss (d)                                   (0.01)%          (0.76)%          (0.76)%          0.24%
Portfolio turnover                                           54%              54%              54%             54%
Net assets at end of period (000)                  $    131,151     $    178,234     $      8,194    $      4,825

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       YEAR ENDED JUNE 30, 1996
                                                   -------------------------------------------------------------
                                                      CLASS A         CLASS B           CLASS C        CLASS Z(c)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     22.260     $     21.840     $     22.550    $     24.790
                                                   ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                          0.036           (0.147)          (0.072)          0.096
Net realized and unrealized gain                          5.479            5.372            3.922           2.959
                                                   ------------     ------------     ------------    ------------
    Total from Investment Operations                      5.515            5.225            3.850           3.055
                                                   ------------     ------------     ------------    ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                  (1.295)          (1.295)            --            (1.295)
                                                   ------------     ------------     ------------    ------------
NET ASSET VALUE, END OF PERIOD                     $     26.480     $     25.770     $     26.400    $     26.550
                                                   ------------     ------------     ------------    ------------
Total return (d)                                          25.31%           24.44%           17.07%(f)       12.81%(e)
                                                   ------------     ------------     ------------    ------------

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                               1.38%            2.13%            2.15%(h)        1.13%(g)
Net investment income (loss) (f)                           0.15%           (0.60)%     (0.54)%(h)            0.41%(g)
Portfolio turnover                                           46%              46%              46%             46%
Net assets at end of period (000)                  $     89,924     $     96,158     $      2,585    $      3,616

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class C shares were initially offered on January 15, 1996. Per share data reflects activity from that date.
(c) Class Z shares were initially offered on January 31, 1996. Per share data reflects activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund . This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY SMALL-CAP VALUE FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CANBE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE      SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR

KEYPORT        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
[GRAPHIC
 OMITTED]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
LIBERTY SMALL-CAP VALUE FUND   SEMIANNUAL REPORT
------------------------------------------------

[logo] L I B E R T Y
       ---------------
             F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                769-03/539E-0101 (2/01) 01/158